Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We recognize the importance of safeguarding the security of our computer systems, software, networks, and other technology assets. We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. We aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations.

We adopted a comprehensive information security policy that established internal rules regarding information asset management, including authorization for, and access to, digital storage and physical premise storing information, infrastructure operation and management, and software development management and vendor selection security procedures. The policy also established an information security committee responsible for formulating, monitoring, and reviewing our information security measures and relevant guidelines.

In the fiscal year ended March 31, 2025, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. We aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Board Oversight and Management Role

Our board of directors, according to the information security policy, has delegated cybersecurity management to the information security committee. The current committee consists of Mr. Tomoya Suzuki, our director and chief technology officer, serving as the information security manager; Mr. Amit Thakur, our director and chief executive officer, serving as the information security inspector; and Mr. Kanato Asagarasu, our manager. According to the policy, the information security manager monitors relevant cybersecurity threats and trends in personal information protection and timely report them to the information security committee. Our information security inspector shall review this policy’s implementation annually and report his findings to the information security committee. Based on these findings, the committee shall formulate necessary improvement plans. In the event of a cybersecurity incident, Mr. Hidetoshi Yokoyama, our representative director, assumes the top leadership role, and Mr. Tomoya Suzuki acts as an incident response manager.

Regardless of the policy, we have always used our best efforts to maintain appropriate service agreements with our third-party software vendors and cloud service providers to maintain the uninterrupted use of our products and services and protect customers’ data. We also endeavor to ensure through these agreements that the cloud services are sufficiently isolated, and the data are securely stored with necessary encryptions. Our chief technology officer and head of management are responsible for monitoring the execution of these agreements.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors, according to the information security policy, has delegated cybersecurity management to the information security committee. The current committee consists of Mr. Tomoya Suzuki, our director and chief technology officer, serving as the information security manager; Mr. Amit Thakur, our director and chief executive officer, serving as the information security inspector; and Mr. Kanato Asagarasu, our manager.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	the information security manager monitors relevant cybersecurity threats and trends in personal information protection and timely report them to the information security committee. Our information security inspector shall review this policy’s implementation annually and report his findings to the information security committee.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our chief technology officer and head of management are responsible for monitoring the execution of these agreements